UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     L.A.R.C. Capital, L.L.C.

Address:  126 East 56th Street
          New York, NY 10022

13F File Number: 028-11478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Scully
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ David Scully                    New York, NY            November [  ], 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total: $761,240
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number        Name

----       ----------------------      ------------------------------

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                               COLUMN 2             COLUMN 3  COLUMN 4        COLUMN 5      COL 6   COL 7       COLUMN 8

                                       TITLE OF                        VALUE     SHRS OR  SH/ PUT/  INVSTMT OTHER     VOTING AUTH
NAME OF ISSUER                         CLASS                CUSIP     (X$1000)   PRN AMT  PRN CALL  DISCRTN MNGRS SOLE   SHARED NONE
ADTRAN INC                             COM                  00738A106   1,218      51,110 SH        Sole             51,110   0   0
AKAMAI TECHNOLOGIES INC                COM                  00971T101  13,162     263,289 SH        Sole            263,289   0   0
AMERICA MOVIL S A DE C V               SPON ADR L SHS       02364W105  47,203   1,198,950 SH        Sole          1,198,950   0   0
AMERICAN TOWER CORP                    CLA                  029912201  38,512   1,055,126 SH        Sole          1,055,126   0   0
APPLE COMPUTER INC                     COM                  037833100  20,015     260,000 SH        Sole            260,000   0   0
ARIBA INC                              COM NEW              04033V203     357      47,653 SH        Sole             47,653   0   0
AUDIBLE INC                            COM NEW              05069A302   1,197     164,889 SH        Sole            164,889   0   0
AUTHENTIDATE HLDG CORP                 COM                  052666104     252     153,702 SH        Sole            153,702   0   0
AVANEX CORP                            COM                  05348W109     125      71,998 SH        Sole             71,998   0   0
BAIDU COM INC                          SPON ADR REP A       056752108  33,936     387,659 SH        Sole            387,659   0   0
BANKRATE INC                           COM                  06646V108  16,797     632,412 SH        Sole            632,412   0   0
BOSTON COMMUNICATIONS GROUP            COM                  100582105     874     430,680 SH        Sole            430,680   0   0
BROADCOM CORP                          CLA                  111320107  52,663   1,735,745 SH        Sole          1,735,745   0   0
BUSINESS OBJECTS SA                    SPONSORED ADR        12328X107  30,654     899,200 SH        Sole            899,200   0   0
CENTILLIUM COMMUNICATIONS IN           COM                  152319109     140      68,822 SH        Sole             68,822   0   0
CHINA TECHFAITH WIRLS COMM T           SPONSORED ADR        169424108   4,472     560,365 SH        Sole            560,365   0   0
COGENT INC                             COM                  19239Y108   1,146      83,495 SH        Sole             83,495   0   0
COMTECH TELECOMMUNICATIONS             COM NEW              205826209   3,638     108,675 SH        Sole            108,675   0   0
CREE INC                               COM                  225447101     407      20,231 SH        Sole             20,231   0   0
CTRIP COM INTL LTD                     ADR                  22943F100  22,652     503,939 SH        Sole            503,939   0   0
EARTHLINK INC                          COM                  270321102   2,184     300,000 SH        Sole            300,000   0   0
ELECTRONIC ARTS INC                    COM                  285512109   9,013     161,404 SH        Sole            161,404   0   0
ENDWAVE CORP                           COM NEW              29264A206     604      50,000 SH        Sole             50,000   0   0
FALCONSTOR SOFTWARE INC                COM                  306137100     750      97,531 SH        Sole             97,531   0   0
GLOBAL SIGNAL INC                      COM                  37944Q103   1,340      26,500 SH        Sole             26,500   0   0
GOLD KIST INC                          COM                  380614107   1,243      59,622 SH        Sole             59,622   0   0
GOOGLE INC                             CLA                  38259P508  19,331      48,100 SH        Sole             48,100   0   0
GRUPO TELEVISA SA DE CV                SP ADR REP ORD       40049J206  20,554     966,800 SH        Sole            966,800   0   0
INPHONIC INC                           COM                  45772G105   2,306     291,200 SH        Sole            291,200   0   0
IPASS INC                              COM                  46261V108   1,099     234,898 SH        Sole            234,898   0   0
LA Z BOY INC                           COM                  505336107   1,519     108,809 SH        Sole            108,809   0   0
LAWSON SOFTWARE INC NEW                COM                  52078P102  25,108   3,463,156 SH        Sole          3,463,156   0   0
LEVEL 3 COMMUNICATIONS INC             COM                  52729N100  14,051   2,606,814 SH        Sole          2,606,814   0   0
MAGMA DESIGN AUTOMATION INC            COM                  559181102   7,713     847,600 SH        Sole            847,600   0   0
MARCHEX INC                            CLB                  56624R108   3,375     220,000 SH        Sole            220,000   0   0
MARVELL TECHNOLOGY GROUP LTD           ORD                  G5876H105  31,539   1,628,237 SH        Sole          1,628,237   0   0
MCAFEE INC                             COM                  579064106  19,884     812,900 SH        Sole            812,900   0   0
MERCURY INTERACTIVE CORP COM STK       COM                  589405109  24,788     481,039 SH        Sole            481,039   0   0
MICROSTRATEGY INC                      CLA NEW              594972408  42,434     416,713 SH        Sole            416,713   0   0
MONOLITHIC PWR SYS INC                 COM                  609839105  21,308   2,252,388 SH        Sole          2,252,388   0   0
MULTI FINELINE ELECTRONIX IN           COM                  62541B101     487      19,197 SH        Sole             19,197   0   0
NAVTEQ CORP                            COM                  63936L100   1,993      76,325 SH        Sole             76,325   0   0
NEOWARE INC                            COM                  64065P102   6,816     501,576 SH        Sole            501,576   0   0
NETEASE COM INC                        SPONSORED ADR        64110W102  12,886     787,643 SH        Sole            787,643   0   0
NUANCE COMMUNICATIONS INC              COM                  67020Y100   3,251     397,963 SH        Sole            397,963   0   0
NUTRI SYS INC NEW                      COM                  67069D108   6,229     100,000 SH        Sole            100,000   0   0
OPEN TEXT CORP                         COM                  683715106   4,345     242,728 SH        Sole            242,728   0   0
OPTIMAL GROUP INC                      CLA NEW              68388R208   1,214     103,265 SH        Sole            103,265   0   0
ORASCOM TCOM SAE GDR (REPR 1ORD) REGS  Depository Receipts  993905KK3  19,259     348,700 SH        Sole            348,700   0   0
PEGASUS WIRELESS CORP NV               COM                  70558E108      31      50,000 SH        Sole             50,000   0   0
PT TELEKOMUNIKASI INDONESIA            SPONSORED ADR        715684106  30,787     851,400 SH        Sole            851,400   0   0
RED HAT INC                            COM                  756577102  38,286   1,816,209 SH        Sole          1,816,209   0   0
REDBACK NETWORKS INC                   COM NEW              757209507   5,843     421,000 SH        Sole            421,000   0   0
RURAL CELLULAR CORP                    CLA                  781904107   9,187     953,951 SH        Sole            953,951   0   0
SANDERSON FARMS INC                    COM                  800013104   3,027      93,555 SH        Sole             93,555   0   0
SANDISK CORP                           COM                  80004C101  10,545     196,949 SH        Sole            196,949   0   0
SEAGATE TECHNOLOGY                     SHS                  G7945J104  27,163   1,176,400 SH        Sole          1,176,400   0   0
SECURE COMPUTING CORP                  COM                  813705100     321      50,735 SH        Sole             50,735   0   0
SIRF TECHNOLOGY HLDGS INC              COM                  82967H101   2,238      93,300 SH        Sole             93,300   0   0
SKILLSOFT PLC                          SPONSORED ADR        830928107   1,542     241,769 SH        Sole            241,769   0   0
TD AMERITRADE HLDG CORP                COM                  87236Y108   8,763     464,900 SH        Sole            464,900   0   0
THE9 LTD                               ADR                  88337K104     120        5,59 SH        Sole              5,592   0   0
THQ INC                                COM NEW              872443403   4,870     166,940 SH        Sole            166,940   0   0
TTM TECHNOLOGIES INC                   COM                  87305R109   1,532     130,939 SH        Sole            130,939   0   0
UNDER ARMOUR INC                       CLA                  904311107  10,765     269,000 SH        Sole            269,000   0   0
WEBEX COMMUNICATIONS INC               COM                  94767L109   3,157      80,900 SH        Sole             80,900   0   0
WEBSENSE INC                           COM                  947684106   6,029     279,000 SH        Sole            279,000   0   0
ZORAN CORP                             COM                  98975F101     992      61,700 SH        Sole             61,700   0   0







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